MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1999

DEAR SHAREHOLDER:

During the six-month period ended January 31, 1999, the equity markets continued to take investors on a wild ride. After soaring to a record high of 9,338 in July, the Dow plunged nearly 1,800 points by the end of August. Several factors combined to drag down the prices of stocks, including a slowdown in profits growth, the persistent Asian contagion, Russia's debt default and devaluation of its ruble, the worsening White House scandal and the near collapse of a major hedge fund. Fortunately, the steadying influence of the Goldilocks economy -- featuring economic expansion with low inflation -- pulled the market out of its summer slump and propelled it toward new highs in mid-January.

The performance of the health-care sector mirrored that of the broad equity market, suffering sharply during the late-summer sell-off and rebounding strongly in the market's fourth-quarter rally. Pharmaceutical and biotechnology companies were among the sector's strongest performers as investors favored companies with the most promising growth potential.

PERFORMANCE AND PORTFOLIO

During the six months ended January 31, 1999, Morgan Stanley Dean Witter Health Sciences Trust's Class B shares posted a total return of 12.19 percent, compared to returns of 15.03 percent for the S&P 500 Index and 15.05 percent for the Lipper Health/Biotechnology Funds Index. For the same period, the Fund's Class A, C and D shares returned 12.66 percent, 12.19 percent and 12.75 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses.

The Fund's underperformance relative to its benchmark indexes was due primarily to its earlier focus on small-cap stocks, which underperformed their large-cap counterparts. Over the course of the past six months, the Fund significantly reduced its exposure to small-cap companies in favor of

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST larger companies, particularly in the pharmaceuticals arena (e.g., Merck, Pfizer, Schering-Plough and SmithKline Beecham).

The Fund continues to invest in all aspects of the health-care market, focusing on companies with solid demand for products and services, strong new product cycles and experienced management. As of January 31, 1999, 38 percent of the Fund's assets were invested in pharmaceutical companies (major pharmaceuticals, generic drug companies and other pharmaceutical companies), 12 percent in drug-distribution companies, 10 percent in medical products and supplies, 16 percent in biotechnology and 21 percent in various other health-care-related areas. The Fund also maintained a significant exposure to foreign stocks and American Depository Receipts (ADRs), which represented 21 percent of its net assets.

Among the Fund's more significant holdings on January 31 were Allegiance (subsequently merged into Cardinal Health, Inc.), Medtronic, McKesson, Roche, Merck and Schering-Plough. The Fund continues to favor product companies (pharmaceuticals and medical devices) over service companies.

LOOKING AHEAD

We are optimistic about the Fund's long-term prospects. Demographics will continue to increase demand for health-care-related products and services worldwide. Additionally, new product introductions in health care should continue to drive revenue and earnings growth. In the very near term, concerns about a major overhaul of Medicare may affect the performance of health-care stocks. However, we believe that any significant changes in Medicare will likely require several years to be enacted. In the interim we expect the companies the Fund owns to continue to experience robust demand and earnings growth.

We appreciate your ongoing support of Morgan Stanley Dean Witter Health Sciences Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (97.2%)
            Biotechnology (15.6%)
  90,000    Amgen Inc.*..................  $ 11,497,500
  35,000    Axogen Ltd*..................     1,010,625
 110,000    Biogen, Inc.*................    10,766,250
 160,000    Elan Corp. PLC (ADR)
             (Ireland)*..................    10,800,000
  25,000    Genentech, Inc. (Special)*...     2,034,375
  50,000    IDEC Pharmaceuticals Corp.*..     2,493,750
 100,000    IDEXX Laboratories, Inc.*....     2,600,000
  30,000    Incyte Pharmaceuticals,
             Inc.*.......................       900,000
  75,000    Ligand Pharmaceuticals, Inc.
             (Class B)*..................       956,250
 130,000    Maxim Pharmaceuticals,
             Inc.*.......................     1,641,250
 220,000    MedImmune, Inc.*.............    10,807,500
  50,000    Pharmacyclics, Inc.*.........     1,093,750
                                           ------------
                                             56,601,250
                                           ------------
            Diversified Commercial Services (7.0%)
 200,000    Dendrite International,
             Inc.*.......................     6,100,000
  36,250    Eclipsys Corp.*..............     1,357,109
 235,000    IMS Health Inc. .............     8,606,875
 175,000    Medquist, Inc.*..............     6,081,250
  65,000    Shared Medical Systems
             Corp. ......................     3,055,000
                                           ------------
                                             25,200,234
                                           ------------
            Drugstore Chains (4.4%)
 100,736    CVS Corp. ...................     5,515,296
  20,000    Duane Reade, Inc. ...........       600,000
  75,000    Rite Aid Corp. ..............     3,684,375
 100,000    Walgreen Co. ................     6,250,000
                                           ------------
                                             16,049,671
                                           ------------
            E.D.P. Services (0.6%)
  40,000    Envoy Corp.*.................     2,215,000
                                           ------------

            Generic Drugs (0.6%)
  40,000    Andrx Corp.*.................     2,265,000
                                           ------------
            Hospital/Nursing Management (1.2%)
 150,000    Columbia/HCA Healthcare
             Corp. ......................     2,718,750
 140,000    Health Management Associates,
             Inc. (Class A)*.............     1,758,750
                                           ------------
                                              4,477,500
                                           ------------
            Major Chemicals (3.0%)
 225,000    Monsanto Co. ................    10,701,562
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Major Pharmaceuticals (32.8%)
 100,000    Abbott Laboratories..........  $  4,643,750
 100,000    American Home Products
             Corp. ......................     5,868,750
 200,000    Astra AB (Class A) (ADR)
             (Sweden)....................     4,375,000
  10,000    Bristol-Myers Squibb Co. ....     1,281,875
 115,000    Lilly (Eli) & Co. ...........    10,774,062
  85,000    Merck & Co., Inc. ...........    12,473,750
   5,500    Novartis AG (Switzerland)
             (ARS).......................    10,327,324
     500    Novartis AG (Switzerland)....       940,969
  30,000    Pfizer, Inc. ................     3,858,750
 175,000    Pharmacia & Upjohn, Inc. ....    10,062,500
   1,000    Roche Holdings AG
             (Switzerland)...............    13,071,757
 225,000    Schering-Plough Corp. .......    12,262,500
 165,000    Smithkline Beecham PLC (ADR)
             (United Kingdom)............    11,189,062
 110,000    Warner-Lambert Co. ..........     7,940,625
 215,000    Zeneca Group PLC (ADR)
             (United Kingdom)............    10,105,000
                                           ------------
                                            119,175,674
                                           ------------
            Medical Specialties (10.5%)
  60,000    Baxter International,
             Inc. .......................     4,256,250
  50,000    Biomet, Inc. ................     1,850,000
  50,000    CONMED Corp.*................     1,637,500
  80,000    Guidant Corp. ...............     4,715,000
  90,000    Haemonetics Corp.*...........     1,800,000
  90,000    Hanger Orthopedic Group,
             Inc.*.......................     2,250,000
 182,918    Medtronic, Inc. .............    14,576,254
  40,000    NewVision Technology, Inc.
             (Units)++*..................       123,752
  40,000    ResMed, Inc.*................     1,965,000
 100,000    Serologicals Corp.*..........     2,600,000
  50,000    Stryker Corp. ...............     2,318,750
                                           ------------
                                             38,092,506
                                           ------------
            Medical/Dental Distributors (12.4%)
 350,000    Allegiance Corp. ............    15,793,750
  50,001    Bindley Western Industries,
             Inc. .......................     1,262,525
 135,000    Cardinal Health, Inc. .......     9,981,563
  15,000    Henry Schein, Inc.*..........       629,063
 186,069    McKesson HBOC, Inc. .........    13,978,434
  47,400    Priority Healthcare Corp.*...     1,830,825
 100,000    PSS World Medical, Inc. .....     1,575,000
                                           ------------
                                             45,051,160
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Medical/Nursing Services (2.1%)
 125,000    Apria Healthcare Group,
             Inc.*.......................  $  1,296,875
  40,000    Pediatrix Medical Group,
             Inc. .......................     2,582,500
  55,000    Quintiles Transnational
             Corp.*......................     2,853,125
  25,000    Renal Care Group, Inc.*......       771,875
                                           ------------
                                              7,504,375
                                           ------------
            Multi-Line Insurance (1.7%)
  75,000    CIGNA Corp. .................     6,178,125
                                           ------------
            Other Pharmaceuticals (4.8%)
  65,000    Forest Laboratories, Inc.*...     3,002,188
  50,000    Sanofi S.A. (France).........     9,825,535
 150,000    Shire Pharmaceuticals Group
             PLC (ADR) (United
             Kingdom)*...................     3,150,000
   5,000    Synthelabo (France)..........     1,272,208
                                           ------------
                                             17,249,931
                                           ------------
            Services to the Health Industry (0.5%)
  25,000    Omnicare, Inc. ..............       765,625
  45,000    United Payors & United
             Providers, Inc.*............     1,170,000
                                           ------------
                                              1,935,625
                                           ------------
            TOTAL COMMON STOCKS
            (Identified Cost
            $282,362,268)................   352,697,613
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
--------
            SHORT-TERM INVESTMENTS (0.9%)
            U.S. GOVERNMENT AGENCY (a) (0.8%)
            Federal Home Loan Banks
$  3,000     4.62% due 02/01/99
             (Amortized Cost $3,000,000)...    3,000,000
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------

            REPURCHASE AGREEMENT (0.1%)
            The Bank of New York
$    281     4.688% due 02/01/99
             (dated 01/29/99; proceeds
             $281,784) (b)
             (Identified Cost
             $281,674)...................  $    281,674
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
             $3,281,674).................     3,281,674
                                           ------------

                                            355,979,287
TOTAL INVESTMENTS
(Identified Cost $285,643,942) (c)..98.1%


CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES........................   1.9     6,900,250
                                     ----  ------------


NET ASSETS.......................  100.0%  $362,879,537
                                   =====   ============

---------------------

ARS  American Regulatory Shares.
ADR  American Depository Receipt.
 *   Non-income producing security.
++ Consists of more than one class of securities traded together as a unit; common stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $267,503 U.S. Treasury Note
     6.25% due 01/31/02 valued at $287,308.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $75,273,001 and the aggregate gross unrealized depreciation is $4,937,656, resulting in net unrealized appreciation of $70,335,345.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $285,643,942).............................  $355,979,287
Foreign cash................................................       970,591
Receivable for:
    Investments sold........................................    15,327,228
    Shares of beneficial interest sold......................       906,997
    Dividends...............................................        74,192
Prepaid expenses and other assets...........................        43,661
                                                              ------------
    TOTAL ASSETS............................................   373,301,956
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     9,162,173
    Shares of beneficial interest repurchased...............       544,411
    Investment management fee...............................       304,780
    Plan of distribution fee................................       303,377
Accrued expenses and other payables.........................       107,678
                                                              ------------
    TOTAL LIABILITIES.......................................    10,422,419
                                                              ------------
    NET ASSETS..............................................  $362,879,537
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $278,245,699
Net unrealized appreciation.................................    70,335,345
Accumulated net investment loss.............................    (2,767,365)
Accumulated undistributed net realized gain.................    17,065,858
                                                              ------------
    NET ASSETS..............................................  $362,879,537
                                                              ============
CLASS A SHARES:
Net Assets..................................................      $934,105
Shares Outstanding (unlimited authorized, $.01 par value)...        68,157
    NET ASSET VALUE PER SHARE...............................        $13.71
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $14.47
                                                              ============
CLASS B SHARES:

Net Assets..................................................  $359,618,464
Shares Outstanding (unlimited authorized, $.01 par value)...    26,567,531
    NET ASSET VALUE PER SHARE...............................        $13.54
                                                              ============
CLASS C SHARES:

Net Assets..................................................    $1,282,865
Shares Outstanding (unlimited authorized, $.01 par value)...        94,728
    NET ASSET VALUE PER SHARE...............................        $13.54
                                                              ============
CLASS D SHARES:

Net Assets..................................................    $1,044,103
Shares Outstanding (unlimited authorized, $.01 par value)...        75,815
    NET ASSET VALUE PER SHARE...............................        $13.77
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

STATEMENT OF OPERATIONS
For the six months ended January 31, 1999 (unaudited)
NET INVESTMENT LOSS:
INCOME
Dividends (net of $2,284 foreign withholding tax)...........  $   745,652
Interest....................................................      424,425
                                                              -----------

    TOTAL INCOME............................................    1,170,077
                                                              -----------

EXPENSES
Investment management fee...................................    1,725,974
Plan of distribution fee (Class A shares)...................          808
Plan of distribution fee (Class B shares)...................    1,712,342
Plan of distribution fee (Class C shares)...................        3,633
Transfer agent fees and expenses............................      306,484
Registration fees...........................................       50,558
Shareholder reports and notices.............................       40,237
Professional fees...........................................       26,345
Custodian fees..............................................       19,009
Trustees' fees and expenses.................................        9,459
Other.......................................................        6,444
                                                              -----------

    TOTAL EXPENSES..........................................    3,901,293
                                                              -----------

    NET INVESTMENT LOSS.....................................   (2,731,216)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   28,318,700
Net change in unrealized appreciation.......................   14,293,390
                                                              -----------

    NET GAIN................................................   42,612,090
                                                              -----------

NET INCREASE................................................  $39,880,874
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX      FOR THE YEAR
                                                          MONTHS ENDED         ENDED
                                                        JANUARY 31, 1999   JULY 31, 1998
----------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss...................................    $ (2,731,216)    $ (7,505,328)
Net realized gain.....................................      28,318,700      100,959,963
Net change in unrealized appreciation
 (depreciation).......................................      14,293,390      (55,763,026)
                                                          ------------     ------------

    NET INCREASE......................................      39,880,874       37,691,609
                                                          ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares........................................        (130,161)          (7,675)
Class B shares........................................     (77,763,027)     (29,731,527)
Class C shares........................................        (209,238)         (13,129)
Class D shares........................................        (255,944)          (1,158)
                                                          ------------     ------------

    TOTAL DISTRIBUTIONS...............................     (78,358,370)     (29,753,489)
                                                          ------------     ------------

Net increase (decrease) from transactions in shares of
 beneficial interest..................................      43,950,941      (73,239,092)
                                                          ------------     ------------

    NET INCREASE (DECREASE)...........................       5,473,445      (65,300,972)
NET ASSETS:
Beginning of period...................................     357,406,092      422,707,064
                                                          ------------     ------------

    END OF PERIOD
    (Including net investment losses of
    $2,767,365 and $36,149, respectively).............    $362,879,537     $357,406,092
                                                          ============     ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

utilizing similar factors); (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost; and (5) the market value of foreign denominated portfolio securities is translated at the exchange rate prevailing at the end of the period.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's book and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for
(1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,169,135 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

months ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $275,561, and $223, respectively and received $3,630, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1999, aggregated $255,626,164 and $279,703,208, respectively.

For the six months ended January 31, 1999, the Fund incurred brokerage commissions of $146,626 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 1999, the Fund incurred brokerage commissions of $23,250 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $17,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,839. At January 31, 1999, the Fund had an accrued pension liability of $38,240 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                  JANUARY 31, 1999                   JULY 31, 1998
                                                              -------------------------       ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................................     248,703   $  3,687,110           152,175   $   2,404,229
Reinvestment of distributions...............................       9,853        130,161               558           7,674
Redeemed....................................................    (207,394)    (3,231,779)         (136,405)     (2,170,034)
                                                              ----------   ------------       -----------   -------------
Net increase - Class A......................................      51,162        585,492            16,328         241,869
                                                              ----------   ------------       -----------   -------------
CLASS B SHARES
Sold........................................................   4,651,563     70,077,366         6,622,726     102,936,128
Reinvestment of distributions...............................   5,515,305     72,029,887         2,032,581      27,866,668
Redeemed....................................................  (6,948,429)   (99,499,916)      (13,300,594)   (205,944,607)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class B...........................   3,218,439     42,607,337        (4,645,287)    (75,141,811)
                                                              ----------   ------------       -----------   -------------
CLASS C SHARES
Sold........................................................      65,058        944,772            36,728         575,630
Reinvestment of distributions...............................      15,661        204,533               941          12,903
Redeemed....................................................     (17,872)      (248,383)           (7,117)       (111,331)
                                                              ----------   ------------       -----------   -------------
Net increase - Class C......................................      62,847        900,922            30,552         477,202
                                                              ----------   ------------       -----------   -------------
CLASS D SHARES
Sold........................................................      85,472      1,261,745           211,349       3,206,216
Reinvestment of distributions...............................         279          3,702                83           1,142
Redeemed....................................................     (90,958)    (1,408,257)         (131,077)     (2,023,710)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class D...........................      (5,207)      (142,810)           80,355       1,183,648
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) in Fund.............................   3,327,241   $ 43,950,941        (4,518,052)  $ (73,239,092)
                                                              ==========   ============       ===========   =============

6. FEDERAL INCOME TAX STATUS

As of July 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1999, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                       FOR THE YEAR ENDED JULY 31,
                                                       MONTHS ENDED          ----------------------------------------------------
                                                    JANUARY 31, 1999++        1998++     1997*       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............         $15.22            $  15.10   $  14.97     $12.88     $ 9.32      $9.22
                                                           ------            --------   --------     ------     ------      -----

Income from investment operations:
 Net investment loss..............................          (0.12)              (0.31)     (0.31)     (0.26)     (0.24)     (0.22)
 Net realized and unrealized gain.................           1.85                1.59       1.39       3.44       3.80       0.32
                                                           ------            --------   --------     ------     ------      -----

Total income from investment operations...........           1.73                1.28       1.08       3.18       3.56       0.10
                                                           ------            --------   --------     ------     ------      -----

Less distributions from net realized gain.........          (3.41)              (1.16)     (0.95)     (1.09)        --         --
                                                           ------            --------   --------     ------     ------      -----

Net asset value, end of period....................         $13.54            $  15.22   $  15.10     $14.97     $12.88      $9.32
                                                           ======            ========   ========     ======     ======      =====

TOTAL RETURN+.....................................          12.19 %(1)           9.33%      7.55%     24.84%     38.20%      1.08%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................           2.27 %(2)(3)        2.26%      2.25%      2.20%      2.30%      2.30%

Net investment loss...............................          (1.59)%(2)(3)       (1.87)%    (2.08)%    (2.03)%    (2.05)%    (2.06)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $359,618            $355,416   $422,667   $442,876   $273,735   $228,573

Portfolio turnover rate...........................             78 %(1)            139%        85%        63%       145%       106%

---------------------

 *   Prior to July 28, 1997, the Fund issued one class of shares.
     All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

                                                                FOR THE SIX          FOR THE YEAR
                                                                MONTHS ENDED             ENDED
                                                              JANUARY 31, 1999       JULY 31, 1998
--------------------------------------------------------------------------------------------------
                                                                (unaudited)

CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $15.31               $15.10
                                                                   ------               ------
Income from investment operations:
 Net investment loss........................................        (0.06)               (0.18)
 Net realized and unrealized gain...........................         1.87                 1.55
                                                                   ------               ------
Total income from investment operations.....................         1.81                 1.37
                                                                   ------               ------
Less distributions from net realized gain...................        (3.41)               (1.16)
                                                                   ------               ------
Net asset value, end of period..............................       $13.71               $15.31
                                                                   ======               ======

TOTAL RETURN+...............................................        12.66 %(1)            9.94 %

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.52 %(2)(3)         1.51 %
Net investment loss.........................................        (0.84)%(2)(3)        (1.06)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $934                 $260
Portfolio turnover rate.....................................           78 %(1)             139 %

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................       $15.23               $15.10
                                                                   ------               ------
Income from investment operations:
 Net investment loss........................................        (0.12)               (0.29)
 Net realized and unrealized gain...........................         1.84                 1.58
                                                                   ------               ------
Total income from investment operations.....................         1.72                 1.29
                                                                   ------               ------
Less distributions from net realized gain...................        (3.41)               (1.16)
                                                                   ------               ------
Net asset value, end of period..............................       $13.54               $15.23
                                                                   ======               ======

TOTAL RETURN+...............................................        12.19 %(1)            9.40 %

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         2.27 %(2)(3)         2.27 %
Net investment loss.........................................        (1.59)%(2)(3)        (1.78)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,283                 $485
Portfolio turnover rate.....................................           78 %(1)             139 %

---------------------
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST

                                                                FOR THE SIX          FOR THE YEAR
                                                                MONTHS ENDED             ENDED
                                                              JANUARY 31, 1999       JULY 31, 1998
--------------------------------------------------------------------------------------------------
                                                                (unaudited)

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $15.35               $15.10
                                                                   ------               ------

Income (loss) from investment operations:
 Net investment loss........................................        (0.04)               (0.14)
 Net realized and unrealized gain...........................         1.87                 1.55
                                                                   ------               ------

Total income from investment operations.....................         1.83                 1.41
                                                                   ------               ------

Less distributions from net realized gain...................        (3.41)               (1.16)
                                                                   ------               ------

Net asset value, end of period..............................       $13.77               $15.35
                                                                   ======               ======

TOTAL RETURN+...............................................        12.75 %(1)           10.22 %

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.27 %(2)(3)         1.26 %

Net investment loss.........................................        (0.59)%(2)(3)        (0.79)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,044               $1,244

Portfolio turnover rate.....................................           78 %(1)             139 %

---------------------
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Teresa McRoberts
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
HEALTH SCIENCES
TRUST


[MORGAN STANLEY GRAPHIC]


SEMIANNUAL REPORT
JANUARY 31, 1999